TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Domestic (Curacao)	$ (643)	$ (875)	$ (745)
Foreign	15,673	13,278	12,983
Income before taxes on income	$ 15,030	$ 12,403	$ 12,238